INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year ended December 31,	2014	2013	2012

Loss for the year	$1,162,625	$20,106,911	$5,270,719
Recovery of income tax and statutory rates	395,293	6,836,350	1,792,045
Foreign tax rate differential	(59,081)	(3,522,620)	(693,291)
Income (losses) not subject to tax	-	(1,884,045)	(302,741)
Expenses not deductible for tax	(113)	(42,936)	-
Capital Loss on sale of Subsidiary	4,876,036	-	-
Other	(176,765)	649,197	42,701
Change in valuation allowance	(5,035,370)	(2,035,946)	(838,714)
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As at December 31,	2014	2013	2012
Deferred tax asset
Loss carryforwards	$4,661,550	$4,576,065	$3,710,922
Capital Loss carryforwards	$5,873,698	-	-
Investments	-	960,957	-
Capital assets	62,385	10,101	-
Others	160,429	175,568	-

Deferred tax liability
Capital assets	-	-	(24,177)

Total	10,758,062	5,722,691	3,686,745
Valuation allowance	(10,758,062)	(5,722,691)	(3,686,745)
	-	-	-

Summary of Operating Loss Carryforwards [Table Text Block]
2025	$97,637
2026	223,603
2027	1,874,027
2028	3,340,280
2029	406,098
2030	952,212
2031	1,552,580
2032	1,482,729
2033	864,640
2034	667,467
$11,461,273

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2014	2013	2012
Unrecognized tax benefit - January 1	$213,309	-	-
Gross increases - tax positions in prior period	-	213,309	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$213,309	$213,309	-